Statement of Cash Flows (USD $)	12 Months Ended		25 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
OPERATING ACTIVITIES
Net Loss	$ (9,588)	$ (10,484)	$ (23,672)
Changes in Operating Assets and Liabilities:
Increase (decrease) accounts payable and accrued liabilities	3,770	(100)	7,270
Increase (decrease) in interest payable	125		125
Net cash used in operating activities	(5,693)	(10,584)	(16,277)
FINANCING ACTIVITIES
Notes payable	3,000		3,000
Common stock issued for cash	3,000	3,500	15,500
Net cash provided by financing activities	6,000	3,500	18,500
INCREASE IN CASH AND CASH EQUIVALENTS	307	(7,084)	2,223
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,916	9,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,223	1,916	2,223
Supplemental Cash Flow Disclosures:
Cash paid for Interest expense
Cash paid for Income taxes